Financial liabilities designated at fair value through profit or loss (IFRS9) (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value through profit or loss (IFRS9) [Abstract]
Financial liabilities designated at fair value through profit or loss (IFRS9)

Financial liabilities designated at fair value through profit or loss as of December 31, 2018 are as follows:

	2018		Reason for designation
Equity-linked securities sold	~~W~~	6,439,292	Combined instrument
Securities sold with embedded derivatives		2,096,508	Combined instrument

	~~W~~	8,535,800

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to ~~W~~8,535,800 million as of December 31, 2018. Changes in values of the liability are ~~W~~2,376 million for the year ended December 31, 2018 and the accumulated changes are ~~W~~235 million as of December 31, 2018.